Pension Plans and Other Postretirement Benefits (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Domestic plans [Member]
Company fair value on a recurring basis
Fair value of total plan assets	$ 70	$ 57
Domestic plans [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	70	57
Domestic plans [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Cash and cash equivalents [Member]
Company fair value on a recurring basis
Fair value of total plan assets	70	1
Domestic plans [Member] | Cash and cash equivalents [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	70	1
Domestic plans [Member] | Cash and cash equivalents [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Cash and cash equivalents [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Equity Securities [Member]
Company fair value on a recurring basis
Fair value of total plan assets		34
Domestic plans [Member] | Equity Securities [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets		34
Domestic plans [Member] | Equity Securities [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Equity Securities [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Government Bonds [Member]
Company fair value on a recurring basis
Fair value of total plan assets		11
Domestic plans [Member] | Government Bonds [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets		11
Domestic plans [Member] | Government Bonds [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Government Bonds [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Corporate Bond [Member]
Company fair value on a recurring basis
Fair value of total plan assets		11
Domestic plans [Member] | Corporate Bond [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets		11
Domestic plans [Member] | Corporate Bond [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Corporate Bond [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member]
Company fair value on a recurring basis
Fair value of total plan assets	33	32
Foreign plans [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	16	21
Foreign plans [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	17	11
Foreign plans [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Cash and cash equivalents [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Cash and cash equivalents [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Cash and cash equivalents [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Cash and cash equivalents [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Equity Securities [Member]
Company fair value on a recurring basis
Fair value of total plan assets	5	10
Foreign plans [Member] | Equity Securities [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	5	10
Foreign plans [Member] | Equity Securities [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Equity Securities [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Government Bonds [Member]
Company fair value on a recurring basis
Fair value of total plan assets	2	4
Foreign plans [Member] | Government Bonds [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	2	4
Foreign plans [Member] | Government Bonds [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Government Bonds [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Corporate Bond [Member]
Company fair value on a recurring basis
Fair value of total plan assets	7	7
Foreign plans [Member] | Corporate Bond [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	7	7
Foreign plans [Member] | Corporate Bond [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Corporate Bond [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Insurance Contracts [Member]
Company fair value on a recurring basis
Fair value of total plan assets	17	9
Foreign plans [Member] | Insurance Contracts [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Insurance Contracts [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	17	9
Foreign plans [Member] | Insurance Contracts [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Other [Member]
Company fair value on a recurring basis
Fair value of total plan assets	2	2
Foreign plans [Member] | Other [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	2
Foreign plans [Member] | Other [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets		2
Foreign plans [Member] | Other [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets